Stock Options and Stock-based Compensation (Details 4)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.91%	1.56%
Volatility factor	70.03%	73.56%
Weighted average expected life (in years)	7 years	7 years
Dividend rate	0.00%	0.00%